DEPRECIATION AND AMORTIZATION	12 Months Ended
Mar. 31, 2022
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION

22. DEPRECIATION AND AMORTIZATION

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Property, plant and equipment (Note 10)	810,925	346,011
Right of use asset (Note 12)	2,626,207	987,226
Intangible assets (Note 11)	165,935	61,167
Total depreciation and amortization	3,603,067	1,394,404